Statements of Income and Expenses - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Expenses:
Ongoing Placement Agent fees (Note 2f)		$ 215,378	$ 276,164	$ 468,404
General Partner fees (Note 2e)		123,294	157,839	273,753
Administrative fees (Note 2g)		49,320	63,136	109,501
Total Expenses		387,992	497,139	851,658
Net investment loss:		(387,992)	(497,139)	(851,658)
Trading Results:
Net realized gains (losses) on investments in the Trading Companies		390,154	1,040,433	(754,709)
Net change in unrealized gains (losses) on investments in the Trading Companies		(623,334)	197,086	1,870,401
Total trading results		(233,180)	1,237,519	1,115,692
Net income (loss)		(621,172)	740,380	264,034
Meritage Futures Fund LP [Member]
Expenses:
Ongoing Placement Agent fees (Note 2f)		311,861	354,938	462,917
General Partner fees (Note 2e)		166,003	189,804	248,988
Administrative fees (Note 2g)		66,402	75,921	99,595
Total Expenses		544,266	620,663	811,500
Net investment loss:		(544,266)	(620,663)	(811,500)
Trading Results:
Net realized gains (losses) on investments in the Trading Companies		56,843	(597,666)	(1,122,610)
Net change in unrealized gains (losses) on investments in the Trading Companies		(538,411)	2,440,399	1,696,258
Total trading results		(481,568)	1,842,733	573,648
Net income (loss)		(1,025,834)	1,222,070	(237,852)
Class A [Member]
Trading Results:
Net income (loss)		$ (456,507)	$ 539,868	$ 132,078
Net income (loss) per Unit
Net income (loss) per Unit	[1]	$ (50.48)	$ 62.71	$ 7.41
Weighted average number of Units outstanding
Weighted average number of Units outstanding (in units)		9,096.022	12,378.829	20,303.861
Class A [Member] | Meritage Futures Fund LP [Member]
Trading Results:
Net income (loss)		$ (886,128)	$ 1,022,004	$ (221,956)
Net income (loss) per Unit
Net income (loss) per Unit	[1]	$ (61.14)	$ 64.11	$ (10.89)
Weighted average number of Units outstanding
Weighted average number of Units outstanding (in units)		14,936.394	17,564.856	22,647.783
Class B [Member]
Trading Results:
Net income (loss)		$ (70,529)	$ 80,494	$ 48,858
Net income (loss) per Unit
Net income (loss) per Unit	[1]	$ (47.62)	$ 69.72	$ 12.25
Weighted average number of Units outstanding
Weighted average number of Units outstanding (in units)		1,569.199	2,098.404	3,707.474
Class B [Member] | Meritage Futures Fund LP [Member]
Trading Results:
Net income (loss)		$ (86,748)	$ 121,402	$ (14,922)
Net income (loss) per Unit
Net income (loss) per Unit	[1]	$ (58.72)	$ 71.18	$ (6.54)
Weighted average number of Units outstanding
Weighted average number of Units outstanding (in units)		1,683.769	2,002.068	2,660.450
Class C [Member]
Trading Results:
Net income (loss)		$ (90,667)	$ 99,734	$ 70,919
Net income (loss) per Unit
Net income (loss) per Unit	[1]	$ (44.45)	$ 77.14	$ 17.37
Weighted average number of Units outstanding
Weighted average number of Units outstanding (in units)		2,039.850	2,420.521	5,630.058
Class C [Member] | Meritage Futures Fund LP [Member]
Trading Results:
Net income (loss)		$ (43,161)	$ 49,188	$ (2,159)
Net income (loss) per Unit
Net income (loss) per Unit	[1]	$ (56.00)	$ 78.66	$ (1.92)
Weighted average number of Units outstanding
Weighted average number of Units outstanding (in units)		770.786	857.751	1,314.969
Class Z [Member]
Trading Results:
Net income (loss)		$ (3,469)	$ 20,284	$ 12,063
Net income (loss) per Unit
Net income (loss) per Unit	[1]	$ (37.08)	$ 93.29	$ 28.51
Weighted average number of Units outstanding
Weighted average number of Units outstanding (in units)		124.234	307.585	418.035
Class Z [Member] | Meritage Futures Fund LP [Member]
Trading Results:
Net income (loss)		$ (9,797)	$ 29,476	$ 1,185
Net income (loss) per Unit
Net income (loss) per Unit	[1]	$ (49.59)	$ 94.94	$ 8.18
Weighted average number of Units outstanding
Weighted average number of Units outstanding (in units)		189.988	334.894	480.209
Class D [Member]
Trading Results:
Net income (loss)				$ 116
Net income (loss) per Unit
Net income (loss) per Unit	[1]			$ 5.04
Weighted average number of Units outstanding
Weighted average number of Units outstanding (in units)				23.012

[1]	Represents the change in net asset value per Unit.